Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	$ 97,172	$ 286,855	$ 94,342
Accounts receivable	112,008	70,474	60,522
Inventory	54,157	65,740	99,701
Prepaid expenses and other current assets	29,182	22,713	11,598
Total current assets	292,519	445,782	266,163
Non-current assets:
Capitalized software development costs	204,775	186,271	31,700
Intangible assets, net	1,540,388	1,576,444
Total assets	2,037,682	2,208,497	297,863
Current Liabilities:
Accounts payable	113,500	20,370	145,422
Other current liabilities	100,805	58,615	14,198
Loans payable, current portion	327,099	253,865
Convertible notes payable, current portion	811,879	542,104
Convertible note payable, related party			55,000
Total current liabilities	1,353,283	874,954	214,620
Non-current liabilities:
Accrued interest expenses		6,521	115,566
Loans payable, non-current portion	275,268	402,956
Convertible notes payable		100,000	576,003
Total long-term liabilities	275,268	509,477	691,569
Total liabilities	1,628,551	1,384,431	906,189
Commitment and contingencies (Note 12)
Stockholders’ Equity (Deficit):
Common stock, 900,000,000 shares authorized, $0.0001 par value; 8,756,093 and 6,562,735 shares issued and outstanding at December 31, 2021 and 2020, respectively	882	876	656
Unearned stock compensation		(6,968)	(124,479)
Additional paid-in capital	3,396,461	3,348,681	1,264,108
Accumulated deficit	(2,988,584)	(2,518,895)	(1,748,719)
Total stockholders’ equity (deficit)	409,131	824,066	(608,326)
Total liabilities and stockholders’ equity (deficit)	2,037,682	2,208,497	297,863
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock Series A-2, $0.0001 par value; 2,644,424 and 0 shares issued and outstanding at December 31, 2021 and 2020, respectively	108	108	108
Series A Two Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock Series A-2, $0.0001 par value; 2,644,424 and 0 shares issued and outstanding at December 31, 2021 and 2020, respectively	$ 264	$ 264